Leasehold Improvements and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leasehold improvements and Equipment [Line Items]
Depreciation	$ 509,809	$ 450,929
Purchased assets	109,623	5,526
Leasehold Improvements [Member]
Leasehold improvements and Equipment [Line Items]
Depreciation	$ 59,385	$ 112,243